Investments in Associates and Joint Ventures - Summary of Changes in Accumulated Equity Share in Net Earnings of Associates and Joint Ventures (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	₱ (55,427)	₱ (46,130)
Equity share in net earnings (losses) of associates and joint ventures	(1,535)	(87)	₱ 2,906
Disposals		(1,710)	(14,884)
Balances at end of the year	(53,863)	(55,427)	(46,130)
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	(10,022)
Balances at end of the year	(10,050)	(10,022)
VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures	(2,268)	(262)
Accumulated equity share in net earnings of associates and joint ventures [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	(1,583)	(1,239)
Equity share in net earnings (losses) of associates and joint ventures	(1,535)	(87)
Share in the other comprehensive loss of associates and joint ventures accounted for using the equity method		(1)
Disposals		(187)
Translation and other adjustments	8	(69)
Balances at end of the year	(3,110)	(1,583)	₱ (1,239)
Accumulated equity share in net earnings of associates and joint ventures [Member] | Multisys [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures	150
Accumulated equity share in net earnings of associates and joint ventures [Member] | VTI, Bow Arken and Brightshare [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures	35	(60)
Accumulated equity share in net earnings of associates and joint ventures [Member] | MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures	485	90
Accumulated equity share in net earnings of associates and joint ventures [Member] | Digitel Crossing, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures	83	81
Accumulated equity share in net earnings of associates and joint ventures [Member] | Appcard, Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures	(20)
Accumulated equity share in net earnings of associates and joint ventures [Member] | VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures	₱ (2,268)	(260)
Accumulated equity share in net earnings of associates and joint ventures [Member] | AF Payments, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures		₱ 62